Cash and cash equivalents (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents.
Banks	$ 8,397,486	$ 7,525,552
Short-term investments	4,836,729	4,808,610
Cash	2,660	1,953
Total cash and cash equivalents	$ 13,236,875	$ 12,336,115	$ 11,324,835	$ 15,401,058